Fair Values - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Partial charge-offs on impaired loans	$ 32,480,000	$ 63,272,000
Allowance for loans individually evaluated for impairment	3,660,000	10,451,000
Book Value Of Impaired Loans Carried At Fair Value	19,643,000	41,002,000
Impaired loans carried at fair value	16,963,000	33,819,000
Impaired Financing Receivable, Related Allowance	3,660,000	10,451,000
Impaired Financing Receivable, carried at fair value, related expense	3,000,000	8,100,000	16,000,000
MSR recorded at lower of cost or fair value	8,613,000	9,013,000	7,763,000	9,301,000
Servicing Asset at Fair Value, Amount	2,900,000	2,300,000
Mortgage Servicing Rights, at fair value	9,057,000	9,546,000
Valuation allowance of MSR	826,000	1,031,000	2,324,000	1,021,000
MSRs recorded at cost	5,700,000	6,700,000
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	205,000	1,293,000	(1,303,000)
Other Real Estate, Foreclosed Assets, and Repossessed Assets	22,605,000	34,636,000
Percent of OREO held at fair value	46.00%	53.00%
Estimated fair value of other real estate owned (OREO)	10,300,000	18,500,000
OREO devaluations	2,406,000	3,180,000	6,872,000
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 2,680,000	$ 7,183,000